Leases (Tables)	6 Months Ended
Jun. 30, 2025
Leases [Abstract]
Schedule of Associated Financial Statement

The following table shows ROU assets and lease liabilities, and the associated financial statement line items:

	As of June 30, 2025	As of December 31, 2024
Assets
Operating lease right-of-use assets, net	$8,065	$9,918

Liabilities
Operating lease liabilities, current	$3,978	$4,218
Operating lease liabilities, non-current	$3,254	$4,719

Weighted average remaining lease term (in years)	3.00	3.25
Weighted average discount rate (%)	5.85	5.84

Schedule of Operating Lease Activities

Information related to operating lease activities during as of June 30, 2025 and 2024 is set forth below:

	For the Six Months Ended June 30,
	2025	2024
Operating lease right-of-use assets obtained in exchange for lease liabilities	$233	$1,023

Operating lease expense
Amortization of right-of-use assets	2,121	3,105
Interest of lease liabilities	245	494
Total	$2,366	$3,599

Schedule of Maturities of Lease Liabilities

Maturities of lease liabilities were as follows:

Twelve months ending June 30,	Lease Liabilities
2026	$4,113
2027	1,627
2028	1,036
2029	299
2030	299
Thereafter	555
Total lease payments	7,929
Less: imputed interest	(697)
Total	$7,232